Loans and Finance Receivables, Credit Quality Information and Allowances and Liabilities for Estimated Losses on Loans and Finance Receivables - Schedule of Changes in Allowance for Losses (Detail) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for losses for Company-owned loans and finance receivables
Balance at beginning of period	$ 51,220	$ 74,280	$ 64,948	$ 82,318	$ 82,318	$ 82,352	$ 59,054
Cost of revenue	41,053	66,458	80,254	133,742	267,258	315,629	288,134
Charge-offs	(58,210)	(90,778)	(128,703)	(184,564)	(354,023)	(372,358)	(307,449)
Recoveries	16,669	16,994	35,026	35,123	70,347	56,054	40,839
Effect of foreign currency translation	529	840	(264)	1,175	(952)	641	1,774
Balance at end of period	51,261	67,794	51,261	67,794	64,948	82,318	82,352
Liability for third-party lender-owned loans
Balance at beginning of period	945	1,199	1,576	2,047	2,047	2,624	2,284
(Decrease) increase in liability	483	382	(148)	(466)	(471)	(577)	340
Balance at end of period	1,428	1,581	1,428	1,581	1,576	2,047	2,624
Short-term Loans
Allowance for losses for Company-owned loans and finance receivables
Balance at beginning of period	12,744	18,527	14,324	20,466	20,466	41,942	42,880
Cost of revenue	13,929	19,288	26,441	36,456	70,382	136,534	176,701
Charge-offs	(17,794)	(26,278)	(37,572)	(55,413)	(105,129)	(192,504)	(210,557)
Recoveries	5,111	6,523	10,981	16,502	28,785	34,796	31,675
Effect of foreign currency translation	206	188	22	237	(180)	(302)	1,243
Balance at end of period	14,196	18,248	14,196	18,248	14,324	20,466	41,942
Liability for third-party lender-owned loans
Balance at beginning of period	906	1,199	1,575	2,047	2,047	2,624	2,284
(Decrease) increase in liability	370	382	(299)	(466)	(472)	(577)	340
Balance at end of period	1,276	1,581	1,276	1,581	1,575	2,047	2,624
Line of Credit Accounts
Allowance for losses for Company-owned loans and finance receivables
Balance at beginning of period	12,340	26,669	19,749	29,244	29,244	12,565	3,723
Cost of revenue	4,870	21,786	12,683	45,699	92,461	72,308	36,251
Charge-offs	(13,740)	(31,486)	(34,573)	(61,588)	(119,428)	(63,001)	(31,399)
Recoveries	5,509	4,276	11,416	7,776	17,943	6,714	3,990
Effect of foreign currency translation	112	334	(184)	448	(471)	658
Balance at end of period	9,091	21,579	9,091	21,579	19,749	29,244	12,565
Installment Loans and RPAs
Allowance for losses for Company-owned loans and finance receivables
Balance at beginning of period	26,136	29,084	30,875	32,608	32,608	27,845	12,451
Cost of revenue	22,254	25,384	41,130	51,587	104,415	106,787	75,182
Charge-offs	(26,676)	(33,014)	(56,558)	(67,563)	(129,466)	(116,853)	(65,493)
Recoveries	6,049	6,195	12,629	10,845	23,619	14,544	5,174
Effect of foreign currency translation	211	318	(102)	490	(301)	285	531
Balance at end of period	27,974	$ 27,967	27,974	$ 27,967	30,875	$ 32,608	$ 27,845
Liability for third-party lender-owned loans
Balance at beginning of period	39		1
(Decrease) increase in liability	113		151		1
Balance at end of period	$ 152		$ 152		$ 1